Commitments and Contingencies (Details) - Schedule of Future Minimum Lease Payments $ in Thousands	Dec. 31, 2023 USD ($)
Schedule of Future Minimum Lease Payments [Abstract]
2024	$ 235
2025	242
2026	249
Total operating lease liability	$ 726